Share Repurchase	12 Months Ended
Dec. 31, 2021
Share Repurchase
Share Repurchase

17. Share repurchase

On July 29, 2021, the Company entered into automatic share repurchase agreements with certain employees to repurchase no more than 1,725,000 common shares that had been issued as part of the Qualifying Transaction. The common shares were repurchased at market value over a three-month period beginning September 1, 2021, and then subsequently cancelled.

The Company initially recognized the obligation to repurchase its share at the market price on July 29, 2021 for $7,055,250 with a corresponding entry to additional paid in capital. The Company accounts for its share repurchases on the trade date and allocates any excess over par value of the originally issued share to additional paid in capital.

The Company’s share repurchase activity was as follows:

	December 31, 2021	December 31, 2020
Share repurchased	1,725,000	-
Average price	$3.44	$-
Aggregate value	$5,939,031	$-

During the year ended December 31, 2021, the Company recorded $1,116,219 of interest income related to the revaluation of the share repurchase liability.